UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-02619

Exact name of registrant as specified in charter:	Prudential MoneyMart Assets, Inc.

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	7/31/2011

Date of reporting period:	7/31/2011

Item 1 – Reports to Stockholders

ANNUAL REPORT	JULY 31, 2011

Prudential MoneyMart

Assets, Inc.

Fund Type Money Market Objective Maximum current income consistent with stability of capital and the maintenance of liquidity

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

Prudential Investments, Prudential, the Prudential logo, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

To enroll in e-delivery, go to www.prudentialfunds.com/edelivery

September 15, 2011

Dear Shareholder:

On the following pages, you’ll find your Fund’s annual report, including a listing of its holdings at period-end. Money market investments such as your Fund are at the low-risk, low-reward end of the risk/reward spectrum, and the primary measure of their performance is the seven-day current yield, which is included in the attached report.

The Fund may be an important part of your overall financial plan. We recommend you review your financial plan regularly with your financial professional. He or she can help you create a diversified investment plan that may include mutual funds covering all the basic asset classes and that reflects your tolerance for risk, time horizon, and financial goals. Keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Thank you for choosing the Prudential Investments® family of mutual funds.

Sincerely,

Judy A. Rice, President

Prudential MoneyMart Assets, Inc.

Prudential MoneyMart Assets, Inc.	1

Your Fund’s Performance

The Fund is a diversified portfolio of high-quality, U.S. dollar-denominated money market securities issued by the U.S. government, its agencies and instrumentalities, and major corporations and commercial banks in the United States and foreign countries. Maturities can range from one day to 13 months. The Fund generally only purchases securities rated in one of the two highest short-term rating categories or one of the three highest long-term rating categories by at least two major rating agencies, or, if not rated, deemed to be of equivalent quality by the investment subadviser.

Yields will fluctuate from time to time, and past performance does not guarantee future results. Current performance may be lower or higher than the past performance data quoted. The investment return and principal value will fluctuate, and shares, when sold, may be worth more or less than the original cost. For the most recent month-end performance update, call (800) 225-1852. Gross operating expenses: Class A, 0.60%; Class B, 0.48%; Class C, 0.48%; Class L, 0.98%; Class M, 1.48%; Class X, 1.48%; and Class Z, 0.48%. Net operating expenses: Class A, 0.22%; Class B, 0.22%; Class C, 0.22%; Class L, 0.22%; Class M, 0.22%; Class X, 0.22%; and Class Z, 0.22%, after a voluntary waiver of distribution and service (12b-1) fees of Class A, Class L, Class M, and Class X shares, and of management fees of the Fund.

Fund Facts as of 7/31/11
	7-Day Current Yield	Net Asset Value (NAV)	Weighted Avg. Maturity (WAM)	Net Assets (Millions)
Class A	0.02%	$1.00	40 Days	$566.2
Class B*	0.02	1.00	40 Days	43.5
Class C*	0.02	1.00	40 Days	20.0
Class L	0.02	1.00	40 Days	3.5
Class M	0.02	1.00	40 Days	0.8
Class X	0.02	1.00	40 Days	1.3
Class Z*	0.02	1.00	40 Days	153.8
iMoneyNet, Inc. Prime Retail Avg.**	0.01	N/A	45 Days	N/A

* Class B, Class C, and Class Z shares are not subject to distribution and service (12b-1) fees.

** iMoneyNet, Inc. regularly reports a 7-day current yield and WAM on Tuesdays. This is based on the data of all funds in the iMoneyNet, Inc. Prime Retail Average category as of July 26, 2011, the closest reported date prior to the end of our reporting period.

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Money Market Fund Yield Comparison

Weighted Average Maturity Comparison

The graphs portray weekly 7-day current yields and weekly WAMs for Prudential MoneyMart Assets, Inc. (Class A shares—yields only) and the iMoneyNet, Inc. Prime Retail Average every Tuesday from July 27, 2010 to July 26, 2011, the closest dates prior to the beginning and end of the Fund’s reporting period. Note: iMoneyNet, Inc. regularly reports a 7-day current yield and WAM on Tuesdays. As a result, the data portrayed for the Fund at the end of the reporting period in the graphs may not match the data portrayed in the Fund Facts table as of July 31, 2011.

Prudential MoneyMart Assets, Inc.	3

Your Fund’s Performance (continued)

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

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Strategy and Performance Overview

How did the Fund perform?

The seven-day current yields of the Fund’s share classes remained slightly above zero throughout its 12-month reporting period that ended July 31, 2011. Yields on all money market funds in the United States hovered at very low levels, as the Federal Reserve (the Fed) kept its target for the federal funds rate between zero and a quarter percentage point. The net asset values of the Fund’s share classes remained at $1.00 per share during its reporting period.

How is the Fund managed?

Prudential Fixed Income manages the Fund, which invests in money market instruments such as short-term U.S. Treasury securities, bank certificates of deposit, commercial paper, and asset-backed securities. Portfolio managers continued to work closely with a team of credit research analysts to select high-quality investments for the Fund that meet Prudential Fixed Income’s rigorous credit criteria.

The money fund industry in the United States also implemented changes mandated by the Securities and Exchange Commission such as monthly postings of the holdings of money market portfolios on their respective websites in order to increase transparency.

What were conditions like in the credit markets?

Throughout the reporting period that began on August 1, 2010, investor confidence in the ability of the European Union (EU), European Central Bank, and International Monetary Fund (IMF) to achieve a viable, long-term solution to the sovereign-debt crisis in the euro zone shifted with each attempt to resolve the situation. Concern about the crisis abated early in the reporting period, as progress by Greece in implementing austerity measures aimed at reducing its huge budget deficit paved the way for the nation to receive additional aid from the EU and IMF.

In the meantime, banks continued to have easy access to liquidity and to strengthen their capital structures. These developments helped improve confidence in the global banking system so that banks were willing to lend to each other at lower rates. Consequently, the London interbank offered rate (Libor) that banks pay one another to borrow in U.S. dollars began to decline markedly during the summer of 2010.

Early in 2011, investor focus shifted to the political upheaval in North Africa and the Middle East and then to an earthquake and tsunami in Japan. These global developments pushed the protracted crisis in the euro zone to the background. But by the summer, the European sovereign-debt crisis had moved to the forefront again. Riots erupted in Greece during June 2011 as that nation prepared to enact additional austerity measures required by international creditors to approve the next round of its bail-out funds. Adopting these measures helped calm financial markets, at least temporarily.

Prudential MoneyMart Assets, Inc.	5

Strategy and Performance Overview (continued)

Meanwhile, concerns about the health of the economic expansion in the United States had prompted the Fed to launch a renewed effort to drive down long-term rates by purchasing longer-term U.S. Treasury securities in the open market. This $600 billion bond-buying program, known as Quantitative Easing Two (QE2), lasted from November 2010 through June 2011.

Soon after QE2 ended, disagreement on how best to get the U.S. government’s fiscal house in order had led investors to shy away from the shortest U.S. Treasury securities amid speculation the federal government would not be able to meet its obligations if its debt ceiling was not raised. An agreement was finally reached on August 2, 2011, which was shortly after the reporting period ended. The deal allowed crucial borrowing by the U.S. Department of the Treasury in exchange for at least $2 trillion in long-term savings from government spending cuts.

The amount of spending cuts was not enough to satisfy credit rating agency Standard & Poor’s. It downgraded for the first time the long-term debt rating of the United States to AA+ from AAA. The short-term rating was affirmed at A-1+.

How did the Fund invest during the reporting period?

The Fund continued to pursue its conservative investment strategy. It primarily purchased debt securities that mature in three months or less, particularly when buying instruments of highly rated European banks and corporations. This approach partially reflected concern about the ability of the EU to contain the sovereign-debt crisis. Then, too, in the low interest-rate environment, Prudential Fixed Income did not feel it was adequately compensated for the potential risk posed by money market securities with longer maturities, as they did not provide significantly higher yields.

The supply of commercial paper available for investment shrank as corporations took advantage of market conditions by issuing longer-term bonds to lock in low rates. The Fund found attractive relative value in short-term U.S. Treasury securities and federal agency securities.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on February 1, 2011, at the beginning of the period, and held through the six-month period ended July 31, 2011. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments Funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

Prudential MoneyMart Assets, Inc.	7

Fees and Expenses (continued)

expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential MoneyMart Assets, Inc.		Beginning Account Value February 1, 2011	Ending Account Value July 31, 2011	Annualized Expense Ratio	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,000.10	0.19%	$0.94
	Hypothetical	$1,000.00	$1,023.85	0.19%	$0.95

Class B	Actual	$1,000.00	$1,000.10	0.19%	$0.94
	Hypothetical	$1,000.00	$1,023.85	0.19%	$0.95

Class C	Actual	$1,000.00	$1,000.10	0.19%	$0.94
	Hypothetical	$1,000.00	$1,023.85	0.19%	$0.95

Class L	Actual	$1,000.00	$1,000.10	0.19%	$0.94
	Hypothetical	$1,000.00	$1,023.85	0.19%	$0.95

Class M	Actual	$1,000.00	$1,000.10	0.19%	$0.94
	Hypothetical	$1,000.00	$1,023.85	0.19%	$0.95

Class X	Actual	$1,000.00	$1,000.10	0.19%	$0.94
	Hypothetical	$1,000.00	$1,023.85	0.19%	$0.95

Class Z	Actual	$1,000.00	$1,000.10	0.19%	$0.94
	Hypothetical	$1,000.00	$1,023.85	0.19%	$0.95

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended July 31, 2011, and divided by the 365 days in the Fund’s fiscal year ended July 31, 2011 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Portfolio of Investments

as of July 31, 2011

Principal Amount (000)	Description	Value (Note 1)

Certificates of Deposit 9.3%
$6,000	Bank of Tokyo-Mitsubishi UFJ Ltd. 0.250%, 10/21/11	$6,000,000
6,000	Barclays Bank PLC 0.256%, 08/08/11(a)	6,000,000
3,000	BNP Paribas 0.230%, 09/07/11	3,000,000
5,000	0.356%, 10/20/11(a)	5,000,000
3,600	0.396%, 09/21/11(a)	3,600,000
5,000	Nordea Bank Finland PLC 0.523%, 02/03/12(a)	5,006,625
15,000	Norinchukin Bank 0.320%, 08/04/11	15,000,000
4,000	Rabobank Nederland NV 0.276%, 09/13/11(a)	4,000,000
5,000	Royal Bank of Canada 0.236%, 02/14/12(a)	5,000,000
5,000	0.280%, 08/15/11(a)	4,999,690
5,000	Sumitomo Mitsui Banking Corp. 0.280%, 08/16/11(a)	5,000,000
4,000	Toronto Dominion Bank 0.110%, 08/22/11	4,000,000
7,000	0.257%, 10/28/11(a)	7,000,000

		73,606,315

Commercial Paper 31.8%
16,000	ABN AMRO Funding USA LLC, 144A 0.250%, 10/03/11(b)	15,993,032
5,000	AXA Financial, Inc., 144A 0.230%, 09/06/11(b)	4,998,850
10,000	CBA (Delaware) Finance, Inc. 0.180%, 08/16/11(b)	9,999,208
3,000	Citigroup Funding, Inc. 0.150%, 08/12/11(b)	2,999,863
2,000	Commonwealth Bank of Australia, 144A 0.200%, 09/23/11(b)	1,999,411
3,000	0.300%, 01/17/12(b)	2,995,775
6,000	DnB NOR Bank SA, 144A 0.307%, 08/29/11(a)	6,000,000
5,000	eBay, Inc., 144A 0.140%, 09/21/11(b)	4,999,008
15,000	0.150%, 09/13/11(b)	14,997,313

See Notes to Financial Statements.

Prudential MoneyMart Assets, Inc.	9

Portfolio of Investments

as of July 31, 2011 continued

Principal Amount (000)	Description	Value (Note 1)

Commercial Paper (cont’d.)
$5,000	GDF Suez, 144A 0.180%, 08/03/11(b)	$4,999,950
5,500	0.190%, 08/22/11(b)	5,499,390
6,000	General Electric Corp. 0.060%, 08/04/11(b)	5,999,970
9,000	Illinois Tool Works, Inc., 144A 0.090%, 08/29/11(b)	8,999,370
6,000	International Finance Corp. 0.050%, 08/10/11(b)	5,999,925
5,000	0.050%, 08/12/11(b)	4,999,924
6,000	Mizuho Funding LLC, 144A 0.240%, 09/06/11(b)	5,998,590
8,000	National Australia Funding, 144A 0.210%, 10/05/11(b)	7,996,967
10,000	New York Life Capital Corp., 144A 0.090%, 08/22/11(b)	9,999,475
3,000	Old Line Funding LLC, 144A 0.150%, 08/12/11(b)	2,999,863
5,000	0.170%, 10/12/11(b)	4,998,300
7,500	0.180%, 08/22/11(b)	7,499,212
4,000	0.180%, 09/01/11(b)	3,999,380
7,000	Philip Morris International, Inc., 144A 0.080%, 08/23/11(b)	6,999,658
15,000	0.090%, 08/01/11(b)	15,000,000
2,000	Procter & Gamble Co. (The), 144A 0.090%, 09/19/11(b)	1,999,755
2,000	Prudential PLC, 144A 0.200%, 08/22/11(b)	1,999,755
2,000	0.240%, 09/22/11(b)	1,999,307
6,000	Rabobank USA Financial Corp. 0.190%, 10/13/11(b)	5,997,688
3,000	Reckitt Benckiser TSY, 144A 0.280%, 08/11/11(b)	2,999,767
5,000	Royal Bank of Scotland PLC, 144A 0.210%, 08/08/11(b)	4,999,767
4,000	Sanofi Aventis, 144A 0.341%, 09/13/11(b)	3,998,376
7,000	Siemens Capital Co. LLC, 144A 0.080%, 08/08/11(b)	6,999,877
6,000	Skandinaviska Enskilda Banken AB, 144A 0.240%, 08/23/11(b)	5,999,083

See Notes to Financial Statements.

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Principal Amount (000)	Description	Value (Note 1)

Commercial Paper (cont’d.)
$6,000	Societe Generale North America, Inc. 0.210%, 08/09/11(b)	$5,999,680
8,000	Standard Chartered Bank, 144A 0.220%, 08/04/11(b)	7,999,853
3,000	State Street Corp. 0.150%, 10/11/11(b)	2,999,112
3,000	Straight-A Funding LLC, 144A 0.130%, 08/16/11(b)	2,999,837
10,000	0.160%, 10/04/11(b)	9,997,156
1,000	0.170%, 08/09/11(b)	999,962
7,000	Toyota Motor Credit Corp. 0.200%, 08/22/11(b)	6,999,183
4,000	U.S. Bank National Association 0.150%, 08/15/11(b)	4,000,000
5,000	Wal-Mart Stores, Inc., 144A 0.200%, 08/08/11(b)	4,999,806

		250,960,398

Loan Participation 0.4%
3,000	Archer Daniels Midland Co. 0.200%, 08/26/11(c)	3,000,000

Other Instrument—Agency Bonds 2.2%
4,000	Bank of America Corp., FDIC Gtd. Notes 3.125%, 06/15/12(e)	4,099,754
10,000	General Electric Capital Corp., Gtd., FDIC Gtd. Notes 3.000%, 12/09/11(e)	10,093,445
3,000	Wells Fargo & Co., FDIC Gtd. Notes 1.102%, 12/09/11(a)(e)	3,009,635

		17,202,834

Time Deposit 0.8%
6,000	US Bank National Association 0.150%, 08/01/11	6,000,000

U.S. Government Agency Obligations 24.9%
20,000	Federal Farm Credit Bank 0.185%, 10/07/11(a)	20,001,119

See Notes to Financial Statements.

Prudential MoneyMart Assets, Inc.	11

Portfolio of Investments

as of July 31, 2011 continued

Principal Amount (000)	Description	Value (Note 1)

U.S. Government Agency Obligations (cont’d.)
$8,000	Federal Home Loan Bank 0.092%, 08/25/11(a)	$7,999,655
5,000	0.120%, 11/10/11	4,999,670
5,000	0.157%, 09/26/11(a)	5,000,118
3,000	0.200%, 08/12/11(b)	2,999,817
10,000	Federal Home Loan Mortgage Corp. 0.090%, 01/03/12(b)	9,996,125
16,325	1.125%, 12/15/11	16,372,502
5,000	0.146%, 09/19/11(a)	5,000,001
6,000	0.146%, 02/16/12(a)	6,000,692
20,000	Federal National Mortgage Association 0.040%, 08/01/11(b)	20,000,000
5,000	0.070%, 11/07/11(b)	4,999,047
25,000	0.080%, 08/24/11(b)	24,998,722
40,000	0.080%, 11/23/11(b)	39,989,867
5,000	0.090%, 11/01/11(b)	4,998,850
5,000	0.120%, 09/13/11(b)	4,999,283
4,000	0.146%, 09/19/11(a)	4,000,029
10,000	0.150%, 01/17/12(d)	9,992,958
4,000	0.200%, 09/09/11(b)	3,999,156

		196,347,611

U.S. Government Treasury Securities 10.6%
8,000	U.S. Treasury Bills 0.120%, 12/01/11(b)	7,996,882
65,000	0.147%, 09/22/11(b)	64,986,242
1,000	0.250%, 11/17/11(b)	999,250
2,000	0.295%, 12/15/11(b)	1,997,771
3,000	U.S. Treasury Notes 0.750%, 11/30/11	3,004,694
5,000	0.875%, 01/31/12	5,014,026

		83,998,865

Repurchase Agreements(f) 20.0%
20,000	BNP Paribas 0.200%, dated 07/29/11, due 08/01/11 in the amount of $20,000,333	20,000,000
11,000	BNP Paribas 0.060%, dated 07/26/11, due 08/02/11 in the amount of $11,000,128	11,000,000

See Notes to Financial Statements.

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Principal Amount (000)	Description	Value (Note 1)

Repurchase Agreements(f) (cont’d.)
$12,000	Deutsche Bank 0.120%, dated 07/27/11, due 08/03/11 in the amount of $12,000,280	$12,000,000
10,000	Deutsche Bank 0.220%, dated 07/29/11, due 08/05/11 in the amount of $10,000,428	10,000,000
12,000	Goldman Sachs & Co. 0.120%, dated 07/27/11, due 08/03/11 in the amount of $12,000,280	12,000,000
40,000	Goldman Sachs & Co. 0.220%, dated 07/29/11, due 08/01/11 in the amount of $40,000,733	40,000,000
39,709	HSBC 0.210%, dated 07/29/11, due 08/01/11 in the amount of $39,709,695	39,709,000
13,000	UBS Securities, LLC 0.060%, dated 07/26/11, due 08/02/11 in the amount of $13,000,152	13,000,000

		157,709,000

	Total Investments 100.0% (amortized cost $788,825,023)(g)	788,825,023
	Other assets in excess of liabilities	293,674

	Net Assets 100.0%	$789,118,697

The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

FDIC—Federal Deposit Insurance Corp.

(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2011.
(b)	Rate quoted represents yield-to-maturity as of purchase date.
(c)	Indicates a security that has been deemed illiquid.
(d)	Represents a zero coupon bond. Rate shown reflects the effective yield at July 31, 2011.
(e)	FDIC—Guarantee issued under temporary liquidity guarantee program.
(f)	Repurchase agreements are collateralized by U.S. Government Agency issuances.
(g)	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.

See Notes to Financial Statements.

Prudential MoneyMart Assets, Inc.	13

Portfolio of Investments

as of July 31, 2011 continued

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2—other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Certificates of Deposit	$—	$73,606,315	$—
Commerical Paper	—	250,960,398	—
Loan Participation	—	3,000,000	—
Other Instruments—Agency Bonds	—	17,202,834	—
Time Deposit	—	6,000,000	—
U.S. Government Agency Obligations	—	196,347,611	—
U.S. Government Treasury Securities	—	83,998,865	—
Repurchase Agreements	—	157,709,000	—

Total	$—	$788,825,023	$—

See Notes to Financial Statements.

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The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of July 31, 2011 were as follows:

U.S. Government Agency Obligations	24.9%
Commercial Banks	19.2
Foreign Banks	17.6
U.S. Government Treasury Securities	10.6
Financial Services	7.5
Asset Backed Securities	6.3
Tobacco	2.8
Internet Software & Services	2.5
Non-Captive Finance	2.2
Insurance	1.8
Energy	1.3
Machinery	1.1
Food & Staples Retailing	0.6
Pharmaceuticals	0.5
Consumer	0.4
Conglomerate	0.4
Household Products	0.3

100.0
Other asset in excess of liabilities	—

100.0%

See Notes to Financial Statements.

Prudential MoneyMart Assets, Inc.	15

Statement of Assets and Liabilities

as of July 31, 2011

Assets
Investments, at amortized cost which approximates fair value	$788,825,023
Cash	83,664
Receivable for Fund shares sold	12,198,675
Receivable for investments sold	10,050,000
Interest receivable	151,438

Total assets	811,308,800

Liabilities
Payable for investments purchased	17,001,487
Payable for Fund shares reacquired	4,765,748
Accrued expenses	266,803
Affiliated transfer agent fee payable	90,297
Management fee payable	42,764
Dividends payable	23,004

Total liabilities	22,190,103

Net assets	$789,118,697

Net assets were comprised of:
Common stock, at par ($.001 par value; 20 billion shares authorized for issuance)	$789,101
Paid-in capital in excess of par	788,338,008

789,127,109
Distributions in excess of net investment income	(20,746)
Accumulated net realized gains on investment transactions	12,334

Net assets, July 31, 2011	$789,118,697

See Notes to Financial Statements.

16	Visit our website at www.prudentialfunds.com

Class A
Net asset value and redemption price per share ($566,158,522 ÷ 566,145,493 shares of common stock issued and outstanding)	$1.00

Class B
Net asset value, offering price and redemption price per share ($43,516,542 ÷ 43,514,224 shares of common stock issued and outstanding)	$1.00

Class C
Net asset value, offering price and redemption price per share ($20,030,763 ÷ 20,030,067 shares of common stock issued and outstanding)	$1.00

Class L
Net asset value and redemption price per share ($3,527,636 ÷ 3,527,509 shares of common stock issued and outstanding)	$1.00

Class M
Net asset value, offering price and redemption price per share ($777,659 ÷ 777,645 shares of common stock issued and outstanding)	$1.00

Class X
Net asset value, offering price and redemption price per share ($1,300,388 ÷ 1,300,346 shares of common stock issued and outstanding)	$1.00

Class Z
Net asset value, offering price and redemption price per share ($153,807,187 ÷ 153,806,184 shares of common stock issued and outstanding)	$1.00

See Notes to Financial Statements.

Prudential MoneyMart Assets, Inc.	17

Statement of Operations

Year Ended July 31, 2011

Net Investment Income
Income
Interest	$1,933,673

Expenses
Management fee	2,521,126
Distribution fee—Class A	714,465
Distribution fee—Class L	19,873
Distribution fee—Class M	14,354
Distribution fee—Class X	17,411
Transfer agent’s fees and expenses (including affiliated expense of $598,700) (Note 3)	888,000
Custodian’s fees and expenses	118,000
Registration fees	114,000
Reports to shareholders	70,000
Legal fees and expenses	40,000
Directors’ fees	33,000
Insurance	23,000
Audit fee	22,000
Miscellaneous	12,523

Total expenses	4,607,752

Less: Management fee waiver (Note 2)	(2,072,207)
Distribution fee waiver—Class A (Note 2)	(714,465)
Distribution fee waiver— Class L (Note 2)	(19,873)
Distribution fee waiver—Class M (Note 2)	(14,354)
Distribution fee waiver—Class X (Note 2)	(17,411)

Net expenses	1,769,442

Net investment income	164,231

Realized Gain On Investments
Net realized gain on investment transactions	12,334

Net Increase In Net Assets Resulting From Operations	$176,565

See Notes to Financial Statements.

18	Visit our website at www.prudentialfunds.com

Statement of Changes in Net Assets

	Year Ended July 31,
	2011	2010
Increase (Decrease) In Net Assets
Operations
Net investment income	$164,231	$420,268
Net realized gain on investment transactions	12,334	80,481

Net increase in net assets resulting from operations	176,565	500,749

Dividends to shareholders (Note 1)
Class A	(124,453)	(343,881)
Class B	(10,056)	(34,915)
Class C	(3,738)	(12,229)
Class L	(863)	(2,782)
Class M	(306)	(2,788)
Class X	(373)	(2,052)
Class Z	(35,966)	(98,102)

	(175,755)	(496,749)

Fund share transactions (Note 4) (at $1.00 per share)
Net proceeds from shares sold	1,466,629,930	1,265,529,861
Net asset value of shares issued in reinvestment of dividends	171,782	511,009
Cost of shares reacquired	(1,549,829,268)	(1,453,184,010)

Net decrease in net assets from Fund share transactions	(83,027,556)	(187,143,140)

Total decrease	(83,026,746)	(187,139,140)

Net Assets:
Beginning of year	872,145,443	1,059,284,583

End of year	$789,118,697	$872,145,443

See Notes to Financial Statements.

Prudential MoneyMart Assets, Inc.	19

Notes to Financial Statements

Prudential MoneyMart Assets, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 (“1940 Act”), as a diversified, open-end management investment company. The investment objective of the Fund is maximum current income consistent with stability of capital and the maintenance of liquidity.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuations: Portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. If the amortized cost method is determined not to represent fair value, the fair value shall be determined by or under the direction of the Board of Directors. When determining the fair valuation of securities some of the factors influencing the valuation include the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Interest income including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis.

Net investment income or loss (other than distribution fees, which are charged directly to the respective class) and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

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Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked to market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Loan Participations: The Fund may invest in loan participations. When the Fund purchases a loan participation, the Fund typically enters into a contractual relationship with the lender or third party selling such participations (“Selling Participant”), but not the borrower. As a result, the Fund assumes the credit risk of the borrower, the selling participant and any other persons interpositioned between the Fund and borrower (“intermediate participants”). The Fund may not directly benefit from the collateral supporting the senior loan in which it has purchased the loan participation.

Federal Income Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions: The Fund declares daily dividends from net investment income and net realized short-term capital gains or losses. Payment of dividends is made monthly. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles are recorded on the ex-dividend date.

Restricted Securities: The Fund may hold up to 5% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Prudential MoneyMart Assets, Inc.	21

Notes to Financial Statements

continued

Note 2. Agreements

The Fund has a management agreement with Prudential Investments LLC (“PI”). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly, at an annual rate of .50% of the Fund’s average daily net assets up to $50 million and .30% of the Fund’s average daily net assets in excess of $50 million. The effective management fee rate was .06% of the average daily net assets for the year ended July 31, 2011.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class L, Class M, Class X and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class L, Class M and Class X shares, pursuant to plans of distribution (the “Class A, L, M and X Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly.

Pursuant to the Class A, L, M and X Plans, the Fund compensates PIMS for distribution related activities at an annual rate of .125%, .50%, 1% and 1% of the average daily net assets of the Class A, Class L, Class M and Class X shares, respectively. No distribution or service fees are paid to PIMS as distributor of Class B, Class C and Class Z shares of the Fund.

Effective March 1, 2010, in order to support the income yield, PIMS and PI have voluntarily undertaken to waive distribution and service (12b-1) fees of Class A, Class L, Class M and Class X shares and management fees of the Fund, respectively, such that the 1-day income yield (excluding capital gain or loss) does not fall below .02%. The income yield limit was set at .05% on September 1, 2009. The waivers are voluntary and may be modified or terminated at any time. Pursuant to this

22	Visit our website at www.prudentialfunds.com

undertaking, during the year ended July 31, 2011, PIMS has waived $714,465, $19,873, $14,354 and $17,411 of Class A’s, Class L’s, Class M’s and Class X’s distribution and service (12b-1) fees, respectively and PI has waived $2,072,207 of the Fund’s management fees. The Fund is not required to reimburse PIMS and PI for the amounts waived.

PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket and sub-transfer agent expenses paid to non-affiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker-dealers including fees related to the services of Pruco LLP (“Pruco”), an affiliate of PI. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the year ended July 31, 2011, the Fund incurred approximately $87,100 in total networking fees of which approximately $34,600 was paid to Pruco. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

Note 4. Capital

The Fund offers Class A, Class B, Class C, Class L, Class M, Class X and Class Z shares. Class B, C and Z shares are not subject to any distribution and/or service fees and are offered exclusively for sale to a limited group of investors. Class M shares will automatically convert to Class A shares approximately eight years after purchase. Class X shares will automatically convert to Class A shares approximately ten years after purchase. Class L, Class M and Class X shares are not offered to new purchasers and are only available through exchange from the same class of shares offered by certain Prudential funds. There are 20 billion authorized shares of $.001 par value common stock divided into seven classes, which consist of 10 billion Class A, 2.5 billion Class B, 2.5 billion Class C, 1 billion Class L, 1 billion Class M, 1 billion Class X and 2 billion Class Z shares.

Prudential MoneyMart Assets, Inc.	23

Notes to Financial Statements

continued

Transactions in shares and dollars of common stock (at $1 net asset value per share) were as follows:

Class A	Shares	Amount
Year ended July 31, 2011:
Shares sold	1,349,974,842	$1,349,974,842
Shares issued in reinvestment of dividends	121,081	121,081
Shares reacquired	(1,392,050,744)	(1,392,050,741)

Net increase (decrease) in shares outstanding before conversion	(41,954,821)	(41,954,818)
Shares issued upon conversion from Class M and Class X	2,012,544	2,012,544

Net increase (decrease) in shares outstanding	(39,942,277)	$(39,942,274)

Year ended July 31, 2010:
Shares sold	1,149,802,579	$1,149,803,047
Shares issued in reinvestment of dividends	349,893	349,893
Shares reacquired	(1,309,511,474)	(1,309,511,474)

Net increase (decrease) in shares outstanding before conversion	(159,359,002)	(159,358,534)
Shares issued upon conversion from Class M and Class X	5,752,026	5,752,026

Net increase (decrease) in shares outstanding	(153,606,976)	$(153,606,508)

Class B
Year ended July 31, 2011:
Shares sold	11,462,440	$11,462,440
Shares issued in reinvestment of dividends	9,491	9,491
Shares reacquired	(20,675,878)	(20,675,878)

Net increase (decrease) in shares outstanding	(9,203,947)	$(9,203,947)

Year ended July 31, 2010:
Shares sold	14,632,700	$14,632,707
Shares issued in reinvestment of dividends	35,451	35,451
Shares reacquired	(34,879,279)	(34,879,279)

Net increase (decrease) in shares outstanding	(20,211,128)	$(20,211,121)

Class C
Year ended July 31, 2011:
Shares sold	21,108,674	$21,108,675
Shares issued in reinvestment of dividends	3,454	3,454
Shares reacquired	(21,206,684)	(21,206,684)

Net increase (decrease) in shares outstanding	(94,556)	$(94,555)

Year ended July 31, 2010:
Shares sold	16,035,210	$16,035,210
Shares issued in reinvestment of dividends	12,400	12,400
Shares reacquired	(20,669,132)	(20,669,132)

Net increase (decrease) in shares outstanding	(4,621,522)	$(4,621,522)

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Class L	Shares	Amount
Year ended July 31, 2011:
Shares sold	1,081,797	$1,081,798
Shares issued in reinvestment of dividends	751	751
Shares reacquired	(1,992,820)	(1,992,821)

Net increase (decrease) in shares outstanding	(910,272)	$(910,272)

Year ended July 31, 2010:
Shares sold	1,538,114	$1,538,114
Shares issued in reinvestment of dividends	2,719	2,719
Shares reacquired	(3,357,807)	(3,357,807)

Net increase (decrease) in shares outstanding	(1,816,974)	$(1,816,974)

Class M
Year ended July 31, 2011:
Shares sold	452,579	$452,579
Shares issued in reinvestment of dividends	229	229
Shares reacquired	(906,272)	(906,268)

Net increase (decrease) in shares outstanding before conversion	(453,464)	(453,460)
Shares reacquired upon conversion into Class A	(1,279,639)	(1,279,643)

Net increase (decrease) in shares outstanding	(1,733,103)	$(1,733,103)

Year ended July 31, 2010:
Shares sold	1,504,802	$1,504,802
Shares issued in reinvestment of dividends	2,614	2,614
Shares reacquired	(3,318,834)	(3,318,761)

Net increase (decrease) in shares outstanding before conversion	(1,811,418)	(1,811,345)
Shares reacquired upon conversion into Class A	(4,082,794)	(4,082,867)

Net increase (decrease) in shares outstanding	(5,894,212)	$(5,894,212)

Class X
Year ended July 31, 2011:
Shares sold	396,037	$396,037
Shares issued in reinvestment of dividends	307	307
Shares reacquired	(877,759)	(877,755)

Net increase (decrease) in shares outstanding before conversion	(481,415)	(481,411)
Shares reacquired upon conversion into Class A	(732,896)	(732,901)

Net increase (decrease) in shares outstanding	(1,214,311)	$(1,214,312)

Year ended July 31, 2010:
Shares sold	1,071,591	$1,071,591
Shares issued in reinvestment of dividends	2,022	2,022
Shares reacquired	(2,226,537)	(2,226,510)

Net increase (decrease) in shares outstanding before conversion	(1,152,924)	(1,152,897)
Shares reacquired upon conversion into Class A	(1,669,132)	(1,669,159)

Net increase (decrease) in shares outstanding	(2,822,056)	$(2,822,056)

Prudential MoneyMart Assets, Inc.	25

Notes to Financial Statements

continued

Class Z	Shares	Amount
Year ended July 31, 2011:
Shares sold	82,153,559	$82,153,559
Shares issued in reinvestment of dividends	36,469	36,469
Shares reacquired	(112,119,121)	(112,119,121)

Net increase (decrease) in shares outstanding	(29,929,093)	$(29,929,093)

Year ended July 31, 2010:
Shares sold	80,944,390	$80,944,390
Shares issued in reinvestment of dividends	105,910	105,910
Shares reacquired	(79,221,047)	(79,221,047)

Net increase (decrease) in shares outstanding	1,829,253	$1,829,253

Note 5. Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date.

For the years ended July 31, 2011 and 2010, the tax character of dividends paid, as reflected in the Statement of Changes in Net Assets were $175,755 and $496,749 from ordinary income, respectively.

As of July 31, 2011, the accumulated undistributed ordinary income on a tax basis was $14,592 (includes timing difference of $23,004 for dividends payable). This differs from the amount shown on the Statement of Assets and Liabilities primarily due to cumulative timing differences between financial and tax reporting.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

26	Visit our website at www.prudentialfunds.com

Note 6. New Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements”. The objective of ASU No. 2011-03 is to improve the accounting for repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. Under previous guidance, whether or not to account for a transaction as a sale was based on, in part, if the entity maintained effective control over the transferred financial assets. ASU No. 2011-03 removes the transferor’s ability criterion from the effective control assessment. This guidance is effective prospectively for interim and annual reporting periods beginning on or after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-03 and its impact on the financial statements has not been determined.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU No. 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU No. 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU No. 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

Prudential MoneyMart Assets, Inc.	27

Financial Highlights

Class A Shares
	Year Ended July 31,							Seven-Month Period Ended July 31,		Year Ended December 31,
	2011		2010		2009		2008	2007(a)		2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$1.000		$1.000		$1.000		$1.000	$1.000		$1.000
Net investment income and net realized gain on investment transactions	-	(g)	-	(g)	.011		.037	.028		.044
Dividends to shareholders	-	(g)	-	(g)	(.011)		(.037)	(.028)		(.044)
Net asset value, end of period	$1.000		$1.000		$1.000		$1.000	$1.000		$1.000
Total Return(b):	.02%		.05%		1.10%		3.79%	2.74%		4.46%

Ratios/Supplemental Data:
Net assets, end of period (000)	$566,158		$606,100		$759,704		$752,350	$646,959		$652,403
Average net assets (000)	$571,572		$668,825		$783,488		$698,827	$640,915		$651,453
Ratios to average net assets(f):
Expenses, including distribution and service (12b-1) fees	.22%	(d)	.31%	(d)	.55%	(d)	.54%	.58%	(c)	.68%
Expenses, excluding distribution and service (12b-1) fees	.22%	(e)	.31%	(e)	.43%		.42%	.45%	(c)	.56%
Net investment income	.02%	(d)	.04%	(d)	1.09%	(d)	3.57%	4.84%	(c)	4.38%

(a) For the seven-month period ended July 31, 2007. The Fund changed its fiscal year end from December 31 to July 31, effective July 31, 2007.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Annualized.

(d) Net of management fee and distribution and service (12b-1) fees waiver. If the investment manager had not waived expenses, the expense ratios including distribution and service (12b-1) fees would have been .60%, .59% and .56% for the years ended July 31, 2011, July 31, 2010 and July 31, 2009, respectively. The net investment income (loss) ratios would have been (.36)%, (.24)% and 1.08% for the years ended July 31, 2011, July 31, 2010 and July 31, 2009, respectively.

(e) Net of management fee waiver. If the investment manager had not waived management fees, the expense ratios excluding distribution and service (12b-1) fees would have been .48% and .47% for the years ended July 31, 2011 and July 31, 2010, respectively.

(f) Includes .01% and .03% of the U.S. Treasury Money Market Fund Guarantee Program fee for the years ended July 31, 2010 and July 31, 2009, respectively.

(g) Less than $.0005 per share.

See Notes to Financial Statements.

28	Visit our website at www.prudentialfunds.com

Class B Shares
	Year Ended July 31,						Seven-Month Period Ended July 31,		Year Ended December 31,
	2011		2010		2009	2008	2007(a)		2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$1.000		$1.000		$1.000	$1.000	$1.000		$1.000
Net investment income and net realized gain on investment transactions	-	(f)	.001		.012	.038	.029		.045
Dividends to shareholders	-	(f)	(.001)		(.012)	(.038)	(.029)		(.045)
Net asset value, end of period	$1.000		$1.000		$1.000	$1.000	$1.000		$1.000
Total Return(b):	.02%		.05%		1.22%	3.92%	2.81%		4.59%

Ratios/Supplemental Data:
Net assets, end of period (000)	$43,517		$52,720		$72,931	$69,590	$64,188		$70,962
Average net assets (000)	$45,662		$60,695		$78,763	$67,467	$67,491		$76,873
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees	.22%	(d)	.31%	(d)	.43%	.42%	.45%	(c)	.56%
Expenses, excluding distribution and service (12b-1) fees	.22%	(d)	.31%	(d)	.43%	.42%	.45%	(c)	.56%
Net investment income	.02%	(d)	.05%	(d)	1.20%	3.76%	4.97%	(c)	4.51%

(a) For the seven-month period ended July 31, 2007. The Fund changed its fiscal year end from December 31 to July 31, effective July 31, 2007.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Annualized.

(d) Net of management fee waiver. If the investment manager had not waived management fees, the expense ratios including distribution and service (12b-1) fees would have been .48% and .47% for the years ended July 31, 2011 and July 31, 2010, respectively. The expense ratios excluding distribution and service (12b-1) fees would have been .48% and .47% for the years ended July 31, 2011 and July 31, 2010, respectively. The net investment loss ratios would have been (.24)% and (.11)% for the years ended July 31, 2011 and July 31, 2010, respectively.

(e) Includes .01% and .03% of the U.S. Treasury Money Market Fund Guarantee Program fee for the years ended July 31, 2010 and July 31, 2009, respectively.

(f) Less than $.0005 per share.

See Notes to Financial Statements.

Prudential MoneyMart Assets, Inc.	29

Financial Highlights

continued

Class C Shares
	Year Ended July 31,						Seven-Month Period Ended July 31,		Year Ended December 31,
	2011		2010		2009	2008	2007(a)		2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$1.000		$1.000		$1.000	$1.000	$1.000		$1.000
Net investment income and net realized gain on investment transactions	-	(f)	.001		.012	.038	.029		.045
Dividends to shareholders	-	(f)	(.001)		(.012)	(.038)	(.029)		(.045)
Net asset value, end of period	$1.000		$1.000		$1.000	$1.000	$1.000		$1.000
Total Return(b):	.02%		.05%		1.22%	3.92%	2.81%		4.59%

Ratios/Supplemental Data:
Net assets, end of period (000)	$20,031		$20,125		$24,747	$21,353	$13,422		$12,373
Average net assets (000)	$17,071		$21,593		$27,653	$15,596	$12,867		$13,294
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees	.22%	(d)	.31%	(d)	.43%	.42%	.45%	(c)	.56%
Expenses, excluding distribution and service (12b-1) fees	.22%	(d)	.31%	(d)	.43%	.42%	.45%	(c)	.56%
Net investment income	.02%	(d)	.05%	(d)	1.16%	3.63%	4.97%	(c)	4.56%

(a) For the seven-month period ended July 31, 2007. The Fund changed its fiscal year end from December 31 to July 31, effective July 31, 2007.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Annualized.

(d) Net of management fee waiver. If the investment manager had not waived management fees, the expense ratios including distribution and service (12b-1) fees would have been .48% and .47% for the years ended July 31, 2011 and July 31, 2010, respectively. The expense ratios excluding distribution and service (12b-1) fees would have been .48% and .47% for the years ended July 31, 2011 and July 31, 2010, respectively. The net investment loss ratios would have been (.24)% and (.11)% for the years ended July 31, 2011 and July 31, 2010, respectively.

(e) Includes .01% and .03% of the U.S. Treasury Money Market Fund Guarantee Program fee for the years ended July 31, 2010 and July 31, 2009, respectively.

(f) Less than $.0005 per share.

See Notes to Financial Statements.

30	Visit our website at www.prudentialfunds.com

Class L Shares
	Year Ended July 31,				October 27, 2008(a) through July 31,
	2011		2010		2009
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$1.000		$1.000		$1.000
Net investment income and net realized gain on investment transactions	-	(g)	-	(g)	.004
Dividends to shareholders	-	(g)	-	(g)	(.004)
Net asset value, end of period	$1.000		$1.000		$1.000
Total Return(b):	.02%		.05%		.45%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,528		$4,438		$6,255
Average net assets (000)	$3,975		$5,421		$5,397
Ratios to average net assets(f):
Expenses, including distribution and service (12b-1) fees	.22%	(d)	.32%	(d)	.68%	(c)(d)
Expenses, excluding distribution and service (12b-1) fees	.22%	(e)	.31%	(e)	.43%	(c)
Net investment income	.02%	(d)	.04%	(d)	.33%	(c)(d)

(a) Commencement of offering.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Annualized.

(d) Net of management fee and distribution and service (12b-1) fees waiver. If the investment manager had not waived expenses, the expense ratios including distribution and service (12b-1) fees would have been .98% and 97% for the years ended July 31, 2011 and July 31, 2010, respectively and .93% for the period ended July 31, 2009. The net investment income (loss) ratios would have been (.74)% and (.61)% for the years ended July 31, 2011 and July 31, 2010, respectively and .08% for the period ended July 31, 2009.

(e) Net of management fee waiver. If the investment manager had not waived management fees, the expense ratios excluding distribution and service (12b-1) fees would have been .48% and .47% for the years ended July 31, 2011 and July 31, 2010, respectively.

(f) Includes .01% and .03% of the U.S. Treasury Money Market Fund Guarantee Program fee for the year ended July 31, 2010 and the period ended July 31, 2009, respectively.

(g) Less than $.0005 per share.

See Notes to Financial Statements.

Prudential MoneyMart Assets, Inc.	31

Financial Highlights

continued

Class M Shares
	Year Ended July 31,				October 27, 2008(a) through July 31,
	2011		2010		2009
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$1.000		$1.000		$1.000
Net investment income and net realized gain on investment transactions	-	(g)	-	(g)	.004
Dividends to shareholders	-	(g)	-	(g)	(.004)
Net asset value, end of period	$1.000		$1.000		$1.000
Total Return(b):	.02%		.05%		.39%

Ratios/Supplemental Data:
Net assets, end of period (000)	$778		$2,511		$8,405
Average net assets (000)	$1,435		$4,785		$8,737
Ratios to average net assets(f):
Expenses, including distribution and service (12b-1) fees	.22%	(d)	.32%	(d)	.72%	(c)(d)
Expenses, excluding distribution and service (12b-1) fees	.22%	(e)	.31%	(e)	.43%	(c)
Net investment income	.02%	(d)	.05%	(d)	.31%	(c)(d)

(a) Commencement of offering.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Annualized.

(d) Net of management fee and distribution and service (12b-1) fees waiver. If the investment manager had not waived expenses, the expense ratios including distribution and service (12b-1) fees would have been 1.48% and 1.47% for the years ended July 31, 2011 and July 31, 2010, respectively and 1.43% for the period ended July 31, 2009. The net investment loss ratios would have been (1.24)% and (1.10)% for the years ended July 31, 2011 and July 31, 2010, respectively and (.40)% for the period ended July 31, 2009.

(e) Net of management fee waiver. If the investment manager had not waived management fees, the expense ratios excluding distribution and service (12b-1) fees would have been .48% and .47% for the years ended July 31, 2011 and July 31, 2010, respectively.

(f) Includes .01% and .03% of the U.S. Treasury Money Market Fund Guarantee Program fee for the year ended July 31, 2010 and the period ended July 31, 2009, respectively.

(g) Less than $.0005 per share.

See Notes to Financial Statements.

32	Visit our website at www.prudentialfunds.com

Class X Shares
	Year Ended July 31,				October 27, 2008(a) through July 31,
	2011		2010		2009
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$1.000		$1.000		$1.000
Net investment income and net realized gain on investment transactions	-	(g)	-	(g)	.004
Dividends to shareholders	-	(g)	-	(g)	(.004)
Net asset value, end of period	$1.000		$1.000		$1.000
Total Return(b):	.02%		.05%		.39%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,300		$2,515		$5,337
Average net assets (000)	$1,741		$3,722		$5,119
Ratios to average net assets(f):
Expenses, including distribution and service (12b-1) fees	.22%	(d)	.32%	(d)	.71%	(c)(d)
Expenses, excluding distribution and service (12b-1) fees	.22%	(e)	.31%	(e)	.43%	(c)
Net investment income	.02%	(d)	.05%	(d)	.30%	(c)(d)

(a) Commencement of offering.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Annualized.

(d) Net of management fee and distribution and service (12b-1) fees waiver. If the investment manager had not waived expenses, the expense ratios including distribution and service (12b-1) fees would have been 1.48% and 1.47% for the years ended July 31, 2011 and July 31, 2010, respectively and 1.43% for the period ended July 31, 2009. The net investment loss ratios would have been (1.24)% and (1.10)% for the years ended July 31, 2011 and July 31, 2010, respectively and (.42)% for the period ended July 31, 2009.

(e) Net of management fee waiver. If the investment manager had not waived management fees, the expense ratios excluding distribution and service (12b-1) fees would have been .48% and .47% for the years ended July 31, 2011 and July 31, 2010, respectively.

(f) Includes .01% and .03% of the U.S. Treasury Money Market Fund Guarantee Program fee for the year ended July 31, 2010 and the period ended July 31, 2009, respectively.

(g) Less than $.0005 per share.

See Notes to Financial Statements.

Prudential MoneyMart Assets, Inc.	33

Financial Highlights

continued

Class Z Shares
	Year Ended July 31,						Seven-Month Period Ended July 31,		Year Ended December 31,
	2011		2010		2009	2008	2007(a)		2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$1.000		$1.000		$1.000	$1.000	$1.000		$1.000
Net investment income and net realized gain on investment transactions	-	(f)	.001		.012	.038	.029		.045
Dividends to shareholders	-	(f)	(.001)		(.012)	(.038)	(.029)		(.045)
Net asset value, end of period	$1.000		$1.000		$1.000	$1.000	$1.000		$1.000
Total Return(b):	.02%		.05%		1.22%	3.92%	2.81%		4.59%

Ratios/Supplemental Data:
Net assets, end of period (000)	$153,807		$183,736		$181,906	$178,289	$154,662		$150,156
Average net assets (000)	$165,586		$181,652		$180,110	$173,762	$150,056		$178,667
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees	.22%	(d)	.31%	(d)	.43%	.42%	.45%	(c)	.56%
Expenses, excluding distribution and service (12b-1) fees	.22%	(d)	.31%	(d)	.43%	.42%	.45%	(c)	.56%
Net investment income	.02%	(d)	.05%	(d)	1.20%	3.76%	4.97%	(c)	4.43%

(a) For the seven-month period ended July 31, 2007. The Fund changed its fiscal year end from December 31 to July 31, effective July 31, 2007.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Annualized.

(d) Net of management fee waiver. If the investment manager had not waived management fees, the expense ratios including distribution and service (12b-1) fees would have been .48% and .47% for the years ended July 31, 2011 and July 31, 2010, respectively. The expense ratios excluding distribution and service (12b-1) fees would have been .48% and .47% for the years ended July 31, 2011 and July 31, 2010, respectively. The net investment loss ratios would have been (.24)% and (.11)% for the years ended July 31, 2011 and July 31, 2010, respectively.

(e) Includes .01% and .03% of the U.S. Treasury Money Market Fund Guarantee Program fee for the years ended July 31, 2010 and July 31, 2009, respectively.

(f) Less than $.0005 per share.

See Notes to Financial Statements.

34	Visit our website at www.prudentialfunds.com

Report of Independent Registered Public

Accounting Firm

The Board of Directors and Shareholders

Prudential MoneyMart Assets, Inc.:

We have audited the accompanying statement of assets and liabilities of Prudential MoneyMart Assets, Inc. (hereafter referred to as the “Fund”), including the portfolio of investments, as of July 31, 2011, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2011, by correspondence with the custodian, transfer agent and brokers or by other appropriate auditing procedures when replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of July 31, 2011, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York

September 21, 2011

Prudential MoneyMart Assets, Inc.	35

Tax Information

(Unaudited)

For the fiscal year ended July 31, 2011, the Fund designates the maximum amount allowable but not less than 99.51% as interest related dividends in accordance with Section 871(k)(1) and 881(e)(1) of the Internal Revenue Code.

In January 2012, you will be advised on IRS Form 1099 DIV or substitute 1099 DIV as to the federal tax status of the distributions received by you in calendar year 2011.

We are required by Massachusetts, Missouri and Oregon to inform you that dividends which have been derived from interest on federal obligations are not taxable to shareholders providing the Mutual Fund meets certain requirements mandated by the respective state’s taxing authorities. We are pleased to report that 26.93% of the dividends paid by the Fund qualify for such deduction.

For more detailed information regarding your state and local taxes, you should contact your tax advisor or the state/local taxing authorities.

36	Visit our website at www.prudentialfunds.com

INFORMATION ABOUT BOARD MEMBERS AND OFFICERS

(Unaudited)

Information about Board Members and Officers is set forth below. Board Members who are not deemed to be “interested persons” of the Fund, as defined in the 1940 Act, are referred to as “Independent Board Members.” Board Members who are deemed to be “interested persons” of the Fund are referred to as “Interested Board Members.” The Board Members are responsible for the overall supervision of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act.

Independent Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held
Kevin J. Bannon (59) Board Member Portfolios Overseen: 58

Managing Director (since April 2008) and Chief Investment Officer (since October 2008) of Highmount Capital LLC (registered investment adviser); formerly Executive Vice President and Chief Investment Officer (April 1993-August 2007) of Bank of New York Company; President (May 2003-May 2007) of BNY Hamilton Family of Mutual Funds.

Director of Urstadt Biddle Properties (since September 2008).
Linda W. Bynoe (59) Board Member Portfolios Overseen: 58

President and Chief Executive Officer (since March 1995) and formerly Chief Operating Officer (December 1989-February 1995) of Telemat Ltd. (management consulting); formerly Vice President (January 1985-June 1989) at Morgan Stanley & Co (broker-dealer).

Director of Simon Property Group, Inc. (retail real estate) (since May 2003); Director of Anixter International, Inc. (communication products distributor) (since January 2006); Director of Northern Trust Corporation (financial services) (since April 2006); Trustee of Equity Residential (residential real estate) (since December 2009); formerly Director of Dynegy Inc. (power generation) (September 2002-May 2006).

Michael S. Hyland, CFA (65) Board Member Portfolios Overseen: 58

Independent Consultant (since February 2005); formerly Senior Managing Director (July 2001-February 2005) of Bear Stearns & Co, Inc.; Global Partner, INVESCO (1999-2001); Managing Director and President of Salomon Brothers Asset Management (1989-1999).

None.
Douglas H. McCorkindale (72) Board Member Portfolios Overseen: 58

Formerly Chairman (February 2001-June 2006), Chief Executive Officer (June 2000-July 2005), President (September 1997-July 2005) and Vice Chairman (March 1984-May 2000) of Gannett Co. Inc. (publishing and media).

Director of Lockheed Martin Corp. (aerospace and defense) (since May 2001).

Prudential MoneyMart Assets, Inc.

Independent Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held
Stephen P. Munn (69) Board Member Portfolios Overseen: 58	Lead Director (since 2007) and formerly Chairman (1993-2007) of Carlisle Companies Incorporated (manufacturer of industrial products).	Lead Director (since 2007) of Carlisle Companies Incorporated (manufacturer of industrial products).
Richard A. Redeker (68) Board Member & Independent Chair Portfolios Overseen: 58

Retired Mutual Fund Senior Executive (43 years); Management Consultant; Independent Directors Council (organization of 2,800 Independent Mutual Fund Directors)-Executive Committee, Chair of Policy Steering Committee, Governing Council.

None.
Robin B. Smith (71) Board Member Portfolios Overseen: 58

Chairman of the Board (since January 2003) of Publishers Clearing House (direct marketing); Member of the Board of Directors of ADLPartner (since December 2010); formerly Chairman and Chief Executive Officer (August 1996-January 2003) of Publishers Clearing House.

Formerly Director of BellSouth Corporation (telecommunications) (1992-2006).
Stephen G. Stoneburn (68) Board Member Portfolios Overseen: 58

President and Chief Executive Officer (since June 1996) of Quadrant Media Corp. (publishing company); formerly President (June 1995-June 1996) of Argus Integrated Media, Inc.; Senior Vice President and Managing Director (January 1993-1995) of Cowles Business Media; Senior Vice President of Fairchild Publications, Inc (1975-1989).

None.

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Interested Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held
Judy A. Rice (63) Board Member & President Portfolios Overseen: 58

President, Chief Executive Officer, Chief Operating Officer and Officer-In-Charge (since February 2003) of Prudential Investments LLC; President, Chief Executive Officer and Officer-In-Charge (since April 2003) of Prudential Mutual Fund Services LLC; Executive Vice President (since December 2008) of Prudential Investment Management Services LLC; Member of the Board of Directors of Jennison Associates LLC (since November 2010); formerly Vice President (February 1999-April 2006) of Prudential Investment Management Services LLC; formerly President, Chief Executive Officer, Chief Operating Officer and Officer-In-Charge (May 2003-June 2005) and Director (May 2003-March 2006) and Executive Vice President (June 2005-March 2006) of AST Investment Services, Inc.; Member of Board of Governors of the Investment Company Institute.

None.
Scott E. Benjamin (38) Board Member & Vice President Portfolios Overseen: 58

Executive Vice President (since June 2009) of Prudential Investments LLC and Prudential Investment Management Services LLC; Executive Vice President (since September 2009) of AST Investment Services, Inc.; Senior Vice President of Product Development and Marketing, Prudential Investments (since February 2006); Vice President of Product Development and Product Management, Prudential Investments (2003-2006).

None.

(1) The year that each Board Member joined the Fund’s Board is as follows:

Kevin J. Bannon, 2008; Linda W. Bynoe, 2008; Michael S. Hyland, 2008; Douglas H. McCorkindale, 2008; Stephen P. Munn, 2008; Richard A. Redeker, 2008; Robin B. Smith, 1996; Stephen G. Stoneburn, 1996; Judy A. Rice, Board Member since 2008 and President since 2003; Scott E. Benjamin, Board Member since 2010 and Vice President since 2009.

Prudential MoneyMart Assets, Inc.

Fund Officers(a)(1)
Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years
Kathryn L. Quirk (58) Chief Legal Officer

Vice President and Corporate Counsel (since September 2004) of Prudential; Executive Vice President, Chief Legal Officer and Secretary (since July 2005) of PI and Prudential Mutual Fund Services LLC; Vice President and Corporate Counsel (since June 2005) and Secretary (since February 2006) of AST Investment Services, Inc.; formerly Senior Vice President and Assistant Secretary (November 2004-August 2005) of PI; formerly Assistant Secretary (June 2005-February 2006) of AST Investment Services, Inc.; formerly Managing Director, General Counsel, Chief Compliance Officer, Chief Risk Officer and Corporate Secretary (1997-2002) of Zurich Scudder Investments, Inc.

Deborah A. Docs (53) Secretary

Vice President and Corporate Counsel (since January 2001) of Prudential; Vice President (since December 1996) and Assistant Secretary (since March 1999) of PI; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.

Jonathan D. Shain (53) Assistant Secretary

Vice President and Corporate Counsel (since August 1998) of Prudential; Vice President and Assistant Secretary (since May 2001) of PI; Vice President and Assistant Secretary (since February 2001) of PMFS; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.

Claudia DiGiacomo (36) Assistant Secretary	Vice President and Corporate Counsel (since January 2005) of Prudential; Vice President and Assistant Secretary of PI (since December 2005); Associate at Sidley Austin Brown & Wood LLP (1999-2004).
John P. Schwartz (40) Assistant Secretary	Vice President and Corporate Counsel (since April 2005) of Prudential; Vice President and Assistant Secretary of PI (since December 2005); Associate at Sidley Austin Brown & Wood LLP (1997-2005).
Andrew R. French (48) Assistant Secretary

Vice President and Corporate Counsel (since February 2010) of Prudential; formerly Director and Corporate Counsel (2006-2010) of Prudential; Vice President and Assistant Secretary (since January 2007) of PI; Vice President and Assistant Secretary (since January 2007) of PMFS.

Timothy J. Knierim (52) Chief Compliance Officer	Chief Compliance Officer of Prudential Investment Management, Inc. (since July 2007); formerly Chief Risk Officer of PIM and PI (2002-2007) and formerly Chief Ethics Officer of PIM and PI (2006-2007).
Valerie M. Simpson (53) Deputy Chief Compliance Officer	Chief Compliance Officer (since April 2007) of PI and AST Investment Services, Inc.; formerly Vice President-Financial Reporting (June 1999-March 2006) for Prudential Life and Annuities Finance.
Theresa C. Thompson (49) Deputy Chief Compliance Officer	Vice President, Compliance, PI (since April 2004); and Director, Compliance, PI (2001-2004).

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Fund Officers(a)(1)
Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years
Richard W. Kinville (43) Anti-Money Laundering Compliance Officer

Vice President, Corporate Compliance, Anti-Money Laundering Unit (since January 2005) of Prudential; committee member of the American Council of Life Insurers Anti-Money Laundering and Critical Infrastructure Committee (since January 2007); formerly Investigator and Supervisor in the Special Investigations Unit for the New York Central Mutual Fire Insurance Company (August 1994-January 1999); Investigator in AXA Financial’s Internal Audit Department and Manager in AXA’s Anti-Money Laundering Office (January 1999-January 2005); first chair of the American Council of Life Insurers Anti-Money Laundering and Critical Infrastructure Committee (June 2007-December 2009).

Grace C. Torres (52) Treasurer and Principal Financial and Accounting Officer

Assistant Treasurer (since March 1999) and Senior Vice President (since September 1999) of PI; Assistant Treasurer (since May 2003) and Vice President (since June 2005) of AST Investment Services, Inc.; Senior Vice President and Assistant Treasurer (since May 2003) of Prudential Annuities Advisory Services, Inc.; formerly Senior Vice President (May 2003-June 2005) of AST Investment Services, Inc.

M. Sadiq Peshimam (47) Assistant Treasurer	Vice President (since 2005) of Prudential Investments LLC.
Peter Parrella (53) Assistant Treasurer	Vice President (since 2007) and Director (2004-2007) within Prudential Mutual Fund Administration; formerly Tax Manager at SSB Citi Fund Management LLC (1997-2004).

(a) Excludes Ms. Rice and Mr. Benjamin, interested Board Members who also serve as President and Vice President, respectively.

(1) The year that each individual became an Officer of the Fund is as follows:

Kathryn L. Quirk, 2005; Deborah A. Docs, 2005; Timothy J. Knierim, 2007; Valerie M. Simpson, 2007; Theresa C. Thompson, 2008; Grace C. Torres, 1997; Richard W. Kinville, 2011; Jonathan D. Shain, 2005; Claudia DiGiacomo, 2005; Andrew R. French, 2006; John P. Schwartz, 2006; Peter Parrella, 2007; M. Sadiq Peshimam, 2006.

Explanatory Notes to Tables:

¢	Board Members are deemed to be “Interested,” as defined in the 1940 Act, by reason of their affiliation with Prudential Investments LLC and/or an affiliate of Prudential Investments LLC.
¢	Unless otherwise noted, the address of all Board Members and Officers is c/o Prudential Investments LLC, Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077.
¢	There is no set term of office for Board Members or Officers. The Board Members have adopted a retirement policy, which calls for the retirement of Board Members on December 31 of the year in which they reach the age of 75.
¢	“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the 1934 Act) (that is, “public companies”) or other investment companies registered under the 1940 Act.
¢	“Portfolios Overseen” includes all investment companies managed by Prudential Investments LLC. The investment companies for which PI serves as manager include the Prudential Investments Mutual Funds, The Prudential Variable Contract Accounts, Target Mutual Funds, The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc. and the Advanced Series Trust.

Prudential MoneyMart Assets, Inc.

Approval of Advisory Agreements

The Fund’s Board of Directors

The Board of Directors (the “Board”) of Prudential MoneyMart Assets, Inc. (the “Fund”) consists of 10 individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”). The Board is responsible for the oversight of the Fund, and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Directors have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Director. The Board has established three standing committees: the Audit Committee, the Nominating and Governance Committee, and the Investment Committee. Each committee is chaired by, and composed of, Independent Directors.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and the Fund’s subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). In considering the renewal of the agreements, the Board, including all of the Independent Directors, met on June 6-8, 2011 and approved the renewal of the agreements through July 31, 2012, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PI and PIM. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups. The mutual funds included in each Peer Universe or Peer Group were objectively determined by Lipper Inc. (“Lipper”), an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles over the one-, three-, five- and 10-year periods ending December 31, 2010 with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PI and the subadviser, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Directors did not

Prudential MoneyMart Assets, Inc.

Approval of Advisory Agreements (continued)

identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PI throughout the year at regular Board meetings, presentations from portfolio managers, and other information, as well as information furnished at or in advance of the meetings on June 6-8, 2011.

The Directors determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and PIM, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PI, are in the interest of the Fund and its shareholders in light of the services performed, fees charged, and such other matters as the Directors considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Directors reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality, and Extent of Services

The Board received and considered information regarding the nature, quality, and extent of services provided to the Fund by PI and PIM. The Board considered the services provided by PI, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadviser, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Board also considered that PI pays the salaries of all of the officers and non-independent Directors of the Fund. The Board also considered the investment subadvisory services provided by PIM, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and PIM, and also reviewed the qualifications, backgrounds and responsibilities of PIM’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PI’s and PIM’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and PIM. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to both PI and PIM. The Board noted that PIM is affiliated with PI.

Visit our website at www.prudentialfunds.com

The Board concluded that it was satisfied with the nature, extent, and quality of the investment management services provided by PI and the subadvisory services provided to the Fund by PIM, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI and PIM under the management and subadvisory agreements.

Performance of the Fund

The Board received and considered information about the Fund’s historical performance. The Board considered that the Fund’s gross performance in relation to its Peer Universe (the Lipper Retail Money Market Funds Peer Universe) was in the second quartile over the five- and 10-year periods, and in the third quartile over the one- and three-year periods. The Board also noted that the Fund’s net performance (which reflects the impact of Fund expenses) in relation to the Peer Universe was in the first quartile over the one-, three- and five-year periods, and in the second quartile over the 10-year period. The Board concluded that, in light of the Fund’s competitive long-term performance, it would be in the interest of the Fund and its shareholders to renew the agreements.

Fees and Expenses

The Board considered that the Fund’s actual management fee (which reflects any subsidies, expense caps or waivers) ranked in the Expense Group’s first quartile, and the Fund’s total expenses ranked in the Expense Group’s second quartile. The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. However, the Board considered that the cost of services provided by PI during the year ended December 31, 2010 exceeded the management fees paid by PI, resulting in an operating loss to PI. The Board did not separately consider the profitability of the subadviser, an affiliate of PI, as its profitability was reflected in the profitability report for PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Prudential MoneyMart Assets, Inc.

Approval of Advisory Agreements (continued)

Economies of Scale

The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase, and that at its current level of assets the Fund’s effective fee rate reflected some of those rate reductions. The Board received and discussed information concerning whether PI realizes economies of scale as the Fund’s assets grow beyond current levels. The Board took note that the Fund’s fee structure currently results in benefits to Fund shareholders whether or not PI realizes any economies of scale.

Other Benefits to PI and PIM

The Board considered potential ancillary benefits that might be received by PI and PIM and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PI included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PI), as well as benefits to the reputation or other intangible benefits resulting from PI’s association with the Fund. The Board concluded that the potential benefits to be derived by PIM included those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to the reputation. The Board concluded that the benefits derived by PI and PIM were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

Visit our website at www.prudentialfunds.com

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Judy A. Rice, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and, if available, the summary prospectus, contain this and other information about the Fund. An investor may obtain a prospectus and, if available, the summary prospectus, by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and, if available, the summary prospectus, should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential MoneyMart Assets, Inc., Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications to the Board or individual Directors are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings as of the end of each calendar month is also available on the Fund’s website no sooner than approximately three business days prior to the end of the following month.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Directors and is available without charge, upon request, by calling (800) 225-1852.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Prudential MoneyMart Assets, Inc.
Share Class	A	B	C	L	M	X	Z
NASDAQ	PBMXX	MJBXX	MJCXX	N/A	N/A	N/A	PMZXX
CUSIP	74440W409	74440W201	74440W300	74440W508	74440W607	74440W706	74440W805

MF108E    0208932-00001-00

Item 2 – Code of Ethics — See Exhibit (a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant 800-225-1852, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3 – Audit Committee Financial Expert –

The registrant’s Board has determined that Mr. Stephen P. Munn, member of the Board’s Audit Committee is an “audit committee financial expert,” and that he is “independent,” for purposes of this Item.

Item 4 – Principal Accountant Fees and Services –

(a) Audit Fees

For the fiscal years ended July 31, 2011 and July 31, 2010, KPMG LLP (“KPMG”), the Registrant’s principal accountant, billed the Registrant $22,500 and $22,000, respectively, for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings.

(b) Audit-Related Fees

None.

(c) Tax Fees

None.

(d) All Other Fees

None.

(e) (1) Audit Committee Pre-Approval Policies and Procedures

THE PRUDENTIAL MUTUAL FUNDS

AUDIT COMMITTEE POLICY

on

Pre-Approval of Services Provided by the Independent Accountants

The Audit Committee of each Prudential Mutual Fund is charged with the responsibility to monitor the independence of the Fund’s independent accountants. As part of this responsibility, the Audit Committee must pre-approve any independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement of the independent accountants, the Audit Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

•	a review of the nature of the professional services expected to be provided,

•	a review of the safeguards put into place by the accounting firm to safeguard independence, and

•	periodic meetings with the accounting firm.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the scope of audits for each Fund, audit fees and expenses, and audit-related and non-audit services (and fees proposed in respect thereof) proposed to be performed by the Fund’s independent accountants will be presented by the Treasurer and the independent accountants to the Audit Committee for review and, as appropriate, approval prior to the initiation of such services. Such presentation shall be accompanied by confirmation by both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants. Proposed services shall be described in sufficient detail to enable the Audit Committee to assess the appropriateness of such services and fees, and the compatibility of the provision of such services with the auditor’s independence. The Committee shall receive periodic reports on the progress of the audit and other services which are approved by the Committee or by the Committee Chair pursuant to authority delegated in this Policy.

The categories of services enumerated under “Audit Services”, “Audit-related Services”, and “Tax Services” are intended to provide guidance to the Treasurer and the independent accountants as to those categories of services which the Committee believes are generally consistent with the independence of the independent accountants and which the Committee (or the Committee Chair) would expect upon the presentation of specific proposals to pre-approve. The enumerated categories are not intended as an exclusive list of audit, audit-related or tax services, which the Committee (or the Committee Chair) would consider for pre-approval.

Audit Services

The following categories of audit services are considered to be consistent with the role of the Fund’s independent accountants:

•	Annual Fund financial statement audits

•	Seed audits (related to new product filings, as required)

•	SEC and regulatory filings and consents

Audit-related Services

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants:

•	Accounting consultations

•	Fund merger support services

•	Agreed Upon Procedure Reports

•	Attestation Reports

•	Other Internal Control Reports

Individual audit-related services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000.

Tax Services

The following categories of tax services are considered to be consistent with the role of the Fund’s independent accountants:

•	Tax compliance services related to the filing or amendment of the following:

•	Federal, state and local income tax compliance; and,

•	Sales and use tax compliance

•	Timely RIC qualification reviews

•	Tax distribution analysis and planning

•	Tax authority examination services

•	Tax appeals support services

•	Accounting methods studies

•	Fund merger support services

•	Tax consulting services and related projects

Individual tax services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000.

Other Non-audit Services

Certain non-audit services that the independent accountants are legally permitted to render will be subject to pre-approval by the Committee or by one or more Committee members to whom the Committee has delegated this authority and who will report to the full Committee any pre-approval decisions made pursuant to this Policy. Non-audit services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Proscribed Services

The Fund’s independent accountants will not render services in the following categories of non-audit services:

•	Bookkeeping or other services related to the accounting records or financial statements of the Fund

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

•	Management functions or human resources

•	Broker or dealer, investment adviser, or investment banking services

•	Legal services and expert services unrelated to the audit

•	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval of Non-Audit Services Provided to Other Entities Within the Prudential Fund Complex

Certain non-audit services provided to Prudential Investments LLC or any of its affiliates that also provide ongoing services to the Prudential Mutual Funds will be subject to pre-approval by the Audit Committee. The only non-audit services provided to these entities that will require pre-approval are those related directly to the operations and financial reporting of the Funds. Individual projects that are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000. Services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Although the Audit Committee will not pre-approve all services provided to Prudential Investments LLC and its affiliates, the Committee will receive an annual report from the Fund’s independent accounting firm showing the aggregate fees for all services provided to Prudential Investments and its affiliates.

(e) (2) Percentage of services referred to in 4(b) – 4(d) that were approved by the audit committee –

Not applicable.

(f) Percentage of hours expended attributable to work performed by other than full time employees of principal accountant if greater than 50%.

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g) Non-Audit Fees

Not applicable to Registrant for the fiscal years 2011 and 2010. The aggregate non-audit fees billed by KPMG for services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for the fiscal years 2011 and 2010 was $0 and $0, respectively.

(h) Principal Accountant’s Independence

Not applicable as KPMG has not provided non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Attached hereto as Exhibit EX-99.CODE-ETH

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential MoneyMart Assets, Inc.

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	September 19, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date:	September 19, 2011

By:	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date:	September 19, 2011